UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier
Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            July 29, 2003
--------------------------   -----------------------      ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $114,454,769



List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                   FORM 13F INFORMATION TABLE


Item 1:                         Item 2:    Item 3:       Item 4:      Item 5:        Item 6:     Item 7:             Item 8:
                                                                                                          Voting Authority (shares)
                                Title of                Fair Mkt     Shares or      Investment  Managers      (a)      (b)     (c)
Name of Issuer                  Class      CUSIP        Value        Principal Amt  Discretion  See Instr. V  Sole     Shared  None
--------------                  -----      -----        -----        -------------  ----------  ------------  ----     ------  ----
C.H. Robinson Worldwide, Inc.   Common     12541W100     8,505,600   240,000        sole                      240,000
Capital One Finiancial Corp.    Common     14040H105    40,123,503   815,850        sole                      815,850
Cardinal Health                 Common     14149Y108     6,558,600   102,000        sole                      102,000
Certegy                         Common     156880106     5,658,225   203,900        sole                      203,900
Equifax Inc.                    Common     294429105    10,619,700   408,450        sole                      408,450
Global Payments Inc             Common     37940X102    11,033,400   310,800        sole                      310,800
NDC Health Corporation          Common     639480102     9,789,725   533,500        sole                      533,500
Polaris Industries              Common     731068102       921,000    15,000        sole                       15,000
Charles Schwab Corp.            Common     808513105     9,854,116   976,622        sole                      976,622
ServiceMaster                   Common     81760N109     6,997,800   654,000        sole                      654,000
State Street Corporation        Common     857477103     4,393,100   111,500        sole                      111,500







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